JPMORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan International Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
(Class A and Class B Shares)
(each a series of JPMorgan Trust II)

Supplement dated June 30, 2006
to the Class A, Class B & Class C Shares Prospectus dated November 1, 2005

Portfolio Manager. In the section “Management of the Funds — The Fund Managers,” the following is added to the description of the portfolio managers of the JPMorgan Large Cap Value Fund on page 98:

Alan Gutmann is also a member of the portfolio management team for the JPMorgan Large Cap Value Fund. Mr. Gutmann has worked at JPMIA or one of its advisory affiliates since 2003 and is a Vice President. Prior to joining the JPMorgan Chase investment advisers, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991 until 2000.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the footnote marked with the double asterisk under the table in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 78 of the Prospectus is replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Equity Index Fund or JPMorgan Market Expansion Index Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. If you purchase $1 million or more of Class A Shares of JPMorgan Equity Index Fund or JPMorgan Market Expansion Index Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of one of those Funds during the first 12 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to

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Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on pages 71 and 72 of the Prospectus, the last two paragraphs under the heading “Class B Shares” are hereby replaced with the following:

1.	Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

2.	The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section titled “Can I automatically invest on a systematic basis?” on page 89 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 85:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund
(Select Class, Ultra Class and R Class Shares
(a series of JPMorgan Trust II)

Supplement dated June 30, 2006
to the Select Class and Ultra Class Shares Prospectuses dated November 1, 2005 and to the R Class Shares Prospectus dated May 5, 2006

In the section “Management of the Funds — The Fund Managers,” the following is added to the description of the portfolio managers of the JPMorgan Large Cap Value Fund:

Alan Gutmann is also a member of the portfolio management team for the JPMorgan Large Cap Value Fund. Mr. Gutmann has worked at JPMIA or one of its advisory affiliates since 2003 and is a Vice President. Prior to joining the JPMorgan Chase investment advisers, Mr. Gutmann was a portfolio manager and research analyst at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital from 1991 until 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-LCV-606

JPMORGAN SPECIALTY FUNDS

JPMorgan Multi-Cap Market Neutral Fund
(Class A and Class B Shares)
(a series of JPMorgan Trust II)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated November 1, 2005

Limitations on Purchases of Class B Shares. Effective September 15, 2006, the Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 12 of the Prospectus, the last two paragraphs under “Class B Shares” are deleted and are hereby replaced with the following:

1.	Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

2.	The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 16 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with this change, the footnote marked with the double asterisk under to the table in the section “How to Do Business with the Fund — Sales Charge — Class A Shares” on page 17 of the Prospectus is hereby replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the

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Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 24:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
(Class A and Class B Shares)
JPMorgan Investor Balanced Fund
(Class A and Class B Shares)
JPMorgan Investor Growth & Income Fund
(Class A and Class B Shares)
JPMorgan Investor Growth Fund
(Class A and Class B Shares)
(each a series of JPMorgan Trust II)

Supplement dated June 30, 2006
to the Class A, Class B and Class C Shares Prospectus dated November 1, 2005

Sales Charge and CDSC Changes. Effective August 1, 2006, the maximum sales charge (load) imposed on purchases of Class A Shares of an Investor Fund will be lowered from 5.25% to 4.50% of the offering price. The new sales charge will apply only to Class A Shares of the Investor Funds purchased on or after August 1, 2006. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with these changes, the table in the section “How to Do Business with the Funds — Sales Charges — Class A Shares” on page 40 of the Prospectus is hereby replaced with the following:

If you buy Class A Shares of the Funds before August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $50,000	5.25	5.54	4.75
$50,000 – $99,999	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The

SUP-INV-606

Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

If you buy Class A Shares of the Funds on or after August 1, 2006, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

Amount of Purchase	Sales Charge As a % of Offering Price	Sales Charge As a % of Your Investment[1]	Commission As a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 – $249,999	3.50	3.63	3.05
$250,000 – $499,999	2.50	2.56	2.05
$500,000 – $999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem Class A Shares of a Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Limitations on Purchases of Class B Shares. Effective September 15, 2006, a Fund will reject purchase orders if the Fund determines that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. In connection with this change, on page 35 of the Prospectus, the last two paragraphs under Class B Shares are deleted and are hereby replaced with the following:

1.	Individual purchases of $100,000 or more will be rejected. In addition, effective September 15, 2006, purchases will also be rejected if the Fund has determined that your purchase when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more.

2.	The Funds may not be able to identify Class B Share purchases that exceed $100,000 if you hold your shares through one or more Financial Intermediaries or in accounts with different tax or other identification numbers. If you hold your shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to determine if an initial or additional purchase of Class B shares is suitable for you. It is your responsibility to inform your Financial Intermediary or the Fund of any and all accounts that should be linked together for purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A Shares a more suitable investment than Class B Shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing your Class A Sales Charge.”

In addition, the following is added to the end of the section entitled “Can I automatically invest on a systematic basis?” on page 39 of the Prospectus:

Class B Purchases over $100,000. You should not utilize a systematic investment plan for purchases over $100,000 of Class B Shares. Effective September 15, 2006, we will no longer debit your bank account if the Fund has determined that your purchase of Class B shares when aggregated with the value of Class B shares of all JPMorgan Funds held by you in individual accounts with the same tax or other identification number would total $100,000 or more. To continue systematic investments in the Fund after you have invested $100,000 in Class B Shares, you will need to contact the Fund by calling 1-800-480-4111 or your Financial Intermediary to designate a different share class for systematic investments.

In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 47:

Generally, you will not pay a sales charge on an exchange except as specified in Sales Charges — Class A Shares or below.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SPECIALTY FUNDS

JPMorgan U.S. Real Estate Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated June 30, 2006 to the Class A and Class C Shares and Select Class Shares Prospectuses dated May 1, 2006
and to the R Class Shares Prospectus dated May 5, 2006

Changes to Class A and Class C Shares Prospectus:

The following replaces footnote 1 to the Average Annual Total Returns Table on page 5 of the Class A and Class C Shares prospectus:

Security Capital U.S. Real Estate Shares reorganized into the JPMorgan U.S. Real Estate Fund on February 18, 2005. As a result of the reorganization, Class S shareholders of Security Capital U.S. Real Estate Shares became holders of Class A Shares of the Fund. The performance information above reflects the performance of the Class S Shares of Security Capital U.S. Real Estate Shares for the period prior to February 18, 2005. Such performance has not been adjusted for differences in expenses. Although Class S Shares did not have a sales charge, the performance shown in the table above reflects the initial sales charge applicable to Class A Shares of the Fund.

The following replaces footnote 4 to the Fees and Expenses tables on page 6:

3	Reflects a written agreement pursuant to which the Fund’s Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the Class A and Class C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.18% and 1.68%, respectively, of their average daily net assets through 4/30/07. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

CDSC Changes. Effective September 15, 2006, shareholders will be charged a contingent deferred sales charge on exchanges of Class A Shares into a money market fund if they were not charged a sales charge at the time of purchase because they purchased $1,000,000 or more of Class A Shares. Also effective September 15, 2006, shareholders will not be charged a contingent deferred sales charge on exchanges of Class A Shares into non-money market funds, but the new Class A Shares will be subject to sales charges applicable to the Fund from which the shareholder exchanged and the current holding period for the exchanged Class A Shares will carry over to the new shares. In connection with this change, the third footnote to the table on page 18 in the section “How to Do Business with the Fund — Sales Charge — Class A Shares” of the Prospectus is hereby replaced with the following:

** If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Effective September 15, 2006, such charges apply to exchanges into money market funds. Also effective September 15, 2006, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1million or more of Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

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In addition, under the section “EXCHANGING FUND SHARES”, the following replaces the first sentence in the section entitled “Do I pay a sales charge on an exchange?” on page 25:

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

Changes to Select Class Shares Prospectus: The following replaces footnote 1 to the Average Annual Total Returns table on page 5:

1	Select Class Shares commenced operations on January 19, 2005 and as a result have not yet had a full calendar year of performance; therefore, the performance information shown is for Class A Shares of the Fund, which are not offered in this prospectus. The annual returns for Select Class Shares of the Fund would be substantially similar to the returns for Class A Shares because both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the two classes do not share the same expenses. Security Capital U.S. Real Estate Shares reorganized into the JPMorgan U.S. Real Estate Fund on February 18, 2005. As a result of the reorganization, Class S shareholders of Security Capital U.S. Real Estate Shares became holders of Class A Shares of the Fund. The performance information above reflects the performance of the Class S Shares of Security Capital U.S. Real Estate Shares for the period prior to February 18, 2005. Such performance has not been adjusted for differences in expenses. Although Class S Shares did not have a sales charge, the performance shown in the table above reflects the initial sales charge applicable to Class A Shares of the Fund.

Changes to R Class Shares Prospectus: The following replaces footnote 2 to the Estimated Fees and Expenses table on page 6:

2	The Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding dividend expenses on securities sold short, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) to 0.73% of the average daily net assets of the R Class Shares for the period beginning May 5, 2006 through April 30, 2007.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN FUNDS

JPMorgan Arizona Municipal Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Diversified Mid Cap Growth Fund
JPMorgan Diversified Mid Cap Value Fund
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Bond Fund
JPMorgan Intermediate Bond Fund
JPMorgan International Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
JPMorgan Kentucky Municipal Bond Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Louisiana Municipal Bond Fund
JPMorgan Market Expansion Index Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Term Municipal Bond Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
JPMorgan Tax Free Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan U.S. Real Estate Fund
JPMorgan Ultra Short Term Bond Fund
JPMorgan West Virginia Municipal Bond Fund
(each, a series of JPMorgan Trust II)

Supplement dated June 30, 2006
to the Statement of Additional Information
Dated November 1, 2005, as supplemented May 1, 2006 and May 5, 2006

SUP-T2SAI-606

Effective July 1, 2006, all references to the Income Funds and Municipal Bond Funds listed below shall be deleted from this Statement of Additional Information, as a separate Statement of Additional Information dated July 1, 2006 will cover these Income Funds and Municipal Bond Funds. These Income Funds and Municipal Bond Funds include:

1.	JPMorgan Arizona Municipal Bond Fund

2.	JPMorgan Core Bond Fund

3.	JPMorgan Core Plus Bond Fund

4.	JPMorgan Government Bond Fund

5.	JPMorgan High Yield Bond Fund

6.	JPMorgan Intermediate Bond Fund

7.	JPMorgan Kentucky Municipal Bond Fund

8.	JPMorgan Louisiana Municipal Bond Fund

9.	JPMorgan Michigan Municipal Bond Fund

10.	JPMorgan Mortgage-Backed Securities Fund

11.	JPMorgan Municipal Income Fund

12.	JPMorgan Ohio Municipal Bond Fund

13.	JPMorgan Short Duration Bond Fund

14.	JPMorgan Short Term Municipal Bond Fund

15.	JPMorgan Tax Free Bond Fund

16.	JPMorgan Treasury & Agency Fund

17.	JPMorgan Ultra Short Term Bond Fund

18.	JPMorgan West Virginia Municipal Bond Fund

Also, The following language replaces the first two paragraphs in the section entitled “Cash Compensation to Financial Intermediaries — Finder’s Fees” on page 100 of the Statement of Additional Information.

Finder’s Fee. Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Equity Index Fund and Market Expansion Index Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Equity Index Fund or the Market Expansion Index Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.50% of the sale of the Class A Shares of the Equity Index Fund or the Market Expansion Index Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) and the Investor Funds prior to August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $2,499,999*	1.00%
$2,500,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.20%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an Equity Fund or an Investor Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of an Equity

Fund or an Investor Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of the Equity Funds (other than the Equity Index Fund and the Market Expansion Index Fund) and Investor Funds on or after August 1, 2006, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to an Equity Fund or an Investor Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of an Equity Fund or an Investor Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The following is added to follow the disclosure contained under the heading “Other Accounts Managed by the Portfolio Managers of Funds, other than the U.S. Real Estate Fund as of June 30, 2005” with respect to non-performance based fee advisory accounts.

The following table shows information regarding other accounts managed by Alan Gutmann as of December 31, 2005:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Large Cap Value Fund
Alan Gutmann	4	$3,419.000	1	$83.000	7	$588.000

The following is added to follow the disclosure contained in the SAI with respect to performance based fee advisory accounts of Alan Gutmann as of December 31, 2005:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Large Cap Value Fund
Alan Gutmann	0	0.000	0	0.000	0	0.000

The following is added to follow the disclosure contained under the heading “Investment Personnel Holdings” with respect to Alan Gutmann as of December 31, 2005:

Dollar Range of Shares in the Fund
Fund	Name	None	$1–$10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Large Cap Value Fund	Alan Gutmann			X

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